Stockholders’ Equity (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Nov. 12, 2020	Jun. 16, 2020
Stockholders’ Equity [Line Items]
Preferred shares authorized	50,000,000
Preferred shares, par value (in Dollars per share)	$ 0.0001
Preferred shares issued
Ordinary shares, shares outstanding				17,399,176
Conversion rights description	Each Class A ordinary share was initially entitled to one vote, and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is entitled to ten votes, and is convertible into one Class A ordinary share at any time by the holder thereof, subject to adjustments for any subdivision or combination.
Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized	450,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Additional shares issued			121,473
Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized	40,000,000,000	40,000,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares dividend	300,000,000
Ordinary shares, shares outstanding	337,259,504	179,250,754
Including ordinary shares outstanding				7,647,962
Additional shares issued			29,591
Aggregate ordinary shares	944,000,000
Ordinary shares, shares issued	337,259,504	179,250,754
Class B Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized	7,500,000,000	7,500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares dividend	150,000,000
Ordinary shares, shares outstanding	44,231,985	23,843,096
Including ordinary shares outstanding				9,751,214
Additional shares issued			91,882
Aggregate ordinary shares	39,000,000
Forfeited shares	3,876,481
Ordinary shares, shares issued	44,231,985	23,843,096
Class B Ordinary Shares [Member] | Business combination [Member]
Stockholders’ Equity [Line Items]
Aggregate ordinary shares	1,933,740
Series A Preferred Shares [Member]
Stockholders’ Equity [Line Items]
Preferred shares issued
Preferred shares outstanding
2023 Annual Meeting [Member]
Stockholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares dividend	500,000,000
Preferred shares authorized	2,500,000,000
Preferred shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, authorized share capital (in Dollars)	$ 50,000
Preferred shares issued	50,000,000
Preferrred shares authorized share capital (in Dollars)	$ 5,000,000
Preferred shares dividend	50,000,000,000
2023 Annual Meeting [Member] | Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized	40,000,000,000
Ordinary shares dividend	300,000,000
2023 Annual Meeting [Member] | Class B Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized	7,500,000,000
Ordinary shares dividend	150,000,000